Ordinary shares and treasury stock	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Ordinary shares and treasury stock
13. Ordinary shares and treasury stock
In June 2012, FinVolution Group was incorporated as Limited Liability Company with authorized share capital of US$50,000 divided into 5,000,000,000 shares, of which 4,266,159,600 shares are designated as ordinary shares at par value of US$0.00001 and 733,840,400 as preferred shares.
Immediately prior to the completion of the initial public offering, the Company adopted a dual class share structure. All classes of preferred shares of the Company were converted and designated as Class A ordinary shares on a one-for-one basis and all the ordinary shares of our company were redesignated as Class B ordinary shares on a one-for-one
basis except for the 4,000,000 ordinary shares held by GF Sino Vest Fund SPC Star 6 SP, which will be redesignated as Class A ordinary shares on a one-for-one
basis.
On November 10, 2017, the Company successfully completed its initial public offering on the New York Stock Exchange. The Company sold 85,000,000 Class A ordinary shares (equivalent to 17,000,000 ADS) at US$2.6 per share (equivalent to US$13.0 per ADS) for a total offering size of approximately RMB1,464.8 million (US$221.0 million). Concurrently with the initial public offering, the Company also closed a private placement with Sun Kung Kai & Co. (CP) Limited and sold 19,230,769 Class A ordinary shares at an aggregate investment amount of RMB331.4 million (US$50.0 million).
For the years ended December 31, 2018 and 2019,
unanimously approved by the Board, the Company issued 30,000,000 and 17,000,000 Class A Ordinary Shares for exercise of share based incentive plans.
For the years ended December 31, 2018 and 2019, the Company repurchased

60,306,360

and 12,729,500 Class A ordinary shares on the open market for an aggregate cash consideration of
US$67,622

(RMB452,262)

and US$6,802 (RMB47,173). The weighted average price of these shares repurchased were US$1.12 and US$0.53 per share. These issued and repurchased shares are considered not outstanding and therefore were accounted for under the cost method and includes such treasury stock as a component of the shareholder’s equity. For the year ended December 31, 2018 and 2019, a total of

44,005,360
and 55,396,235
treasury stock were used for exercise of option
. As of December 31, 2018 and 2019,

46,301,000
and 20,634,265 shares were not in use and not outstanding, respectively.
For the year ended December 31, 2018 and 2019, certain Class B ordinary shareholders sold 2,000,000 and 73,000,000 Class B ordinary shares on the open market which were automatically transferred into Class A ordinary shares upon completion of the transaction.
As of December 31, 2019, 1,550,071,169 ordinary shares have been issued at par value of US$0.00001, including (i) 964,071,169 Class A ordinary shares and (ii) 586,000,000 Class B ordinary shares.